Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 14	$ 157,785	$ 79,452,635	$ (80,472,185)	$ (861,751)
Balance, shares at Dec. 31, 2017	13,602	157,785,520
Cancellation of shares		$ (5,000)	(7,000)		(12,000)
Cancellation of shares, shares		(5,000,000)
Shares issued for services		$ 9,745	388,929		398,674
Shares issued for services, shares		9,745,210
Sale of common stock		$ 39,166,666	39,167	2,310,833	2,350,000
Sale of common stock, shares
Beneficial conversion factor on notes payable			111,370		111,370
Stock-based compensation expense			380,982		380,982
Net loss				(3,007,747)	(3,007,747)
Balance at Dec. 31, 2018	$ 14	$ 201,697	82,637,749	(83,479,932)	(640,471)
Balance, shares at Dec. 31, 2018	13,602	201,697,396
Warrants issued with debt			263,237		263,237
Shares issued for services		$ 25			25
Shares issued for services, shares		25,000
Sale of common stock		$ 4,847	849,152		853,999
Sale of common stock, shares		4,846,666
Beneficial conversion factor on notes payable
Stock-based compensation expense			2,157,385		2,157,385
Net loss				(5,556,339)	(5,556,339)
Balance at Dec. 31, 2019	$ 14	$ 206,569	$ 85,907,523	$ (89,036,271)	$ (2,922,164)
Balance, shares at Dec. 31, 2019	13,602	206,569,062